Divestiture - Additional Information (Detail) - Cypress Holdings Inc And Subsidiaries [Member] - USD ($) $ in Thousands	1 Months Ended			6 Months Ended	12 Months Ended
	Aug. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain loss on divestiture of business				$ 3,800	$ 3,800	$ 0	$ 0
General and Administrative Expense [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain loss on divestiture of business					3,800
Asset Purchase Agreement [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration Received On Divestiture					3,800
Proceeds from divestiture of business		$ 400	$ 1,800
Contingent consideration included in consideration received					$ 1,800
Asset Purchase Agreement [Member] | Subsequent Event [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestiture of business	$ 700		$ 1,800